Fees Summary	Mar. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 121,921,160.44
Previously Paid Amount	0.00
Total Fee Amount	18,666.12
Total Offset Amount	0.00
Net Fee	$ 18,666.12